SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investments, Impairment of long lived assets and Employee defined contribution plan (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Short-term investments
Shortterm investments	$ 0		$ 0
Impairment of long lived assets
Impairment loss	0	$ 0
Employee defined contribution plan
Employee benefit expenses	$ 947,916	$ 1,142,843